Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Vahanna Tech Edge Acquisition I Corp.
Entity Central Index Key	0001868640
Entity Filer Category	Non-accelerated Filer
Entity Address, Address Line One	1230 Avenue of the Americas, 16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	347
Local Phone Number	745-6448
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 2
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1230 Avenue of the Americas, 16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	347
Local Phone Number	745-6448
Contact Personnel Name	Karan Puri